Dec. 21, 2017
[SHIP LOGO VANGUARD (R)]

Vanguard Telecommunication Services Index Fund
Vanguard Consumer Discretionary Index Fund
Vanguard Information Technology Index Fund

Supplement to the Prospectus and Summary Prospectuses Dated December 21, 2017

In November 2017, S&P Dow Jones and MSCI Inc. announced structural changes to the Global Industry Classification Standard® (GICS). The new GICS structure will reflect updated definitions for the telecommunication services, consumer discretionary, and information technology sectors (as classified under GICS), which will impact the MSCI target indexes for Vanguard Telecommunication Services Index Fund, Vanguard Consumer Discretionary Index Fund, and Vanguard Information Technology Index Fund (the Funds). As a result, the Funds' board of trustees (the Board) has approved changes to each Fund as set forth in this supplement. The Board believes that these changes are in shareholders' best interests.

As discussed in detail below, each Fund has begun tracking a custom MSCI transition index, on an interim basis, in the first of a two-phased index transition previously approved by the Board. Each Fund will track its custom transition index until the new GICS structure is implemented, at which point the Fund will resume tracking its applicable MSCI target index.

Vanguard Telecommunication Services Index Fund

Effective immediately, the Fund has temporarily adopted the MSCI US Investable Market Communication Services 25/50 Transition Index as its target index. This Index is designed to transition in and out of securities affected by pending updates to the telecommunication services sector, as classified under GICS, until those updates take effect.

Under the new GICS structure, the telecommunication services sector will be renamed as the communication services sector, and its definition will be broadened to include companies that facilitate communication and offer related content and information through various media. In line with these changes, the MSCI US Investable Market Telecommunication Services 25/50 Index—the Fund's original target index—will be broadened and renamed as the MSCI US Investable Market Communication Services 25/50 Index. MSCI is expected to implement the new GICS structure in the latter half of 2018. At that time, the MSCI US Investable Market Communication Services 25/50 Index will reflect the updated definition of the communication services sector.

To coincide with the change to its MSCI target index, the Fund has changed its name to Vanguard Communication Services Index Fund, effective immediately and as previously approved by the Board.

Prospectus and Summary Prospectus Changes for Vanguard Telecommunication Services Index Fund

All references to Vanguard Telecommunication Services Index Fund and Vanguard Telecommunication Services ETF are replaced with Vanguard Communication Services Index Fund and Vanguard Communication Services ETF, respectively.

All references to the telecommunication services sector are replaced with the communication services sector.

The text under the heading “Investment Objective” is amended as follows: The Fund seeks to track the performance of a benchmark index that measures the investment return of communication services stocks.

The text under the heading “Principal Investment Strategies” is amended as follows: The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Transition Index/ Communication Services 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the communication services sector, as classified under the Global Industry Classification Standard (GICS). The GICS communication services sector is made up of companies that provide communications services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks and companies that facilitate communication and offer related content and information through various media.

The Fund attempts to replicate the target index by seeking to invest all, or substantially all, of its assets in the stocks that make up the Index, in order to hold each stock in approximately the same proportion as its weighting in the Index.

Vanguard Consumer Discretionary Index Fund

Effective immediately, the Fund has temporarily adopted the MSCI US Investable Market Consumer Discretionary 25/50 Transition Index as its target index. This Index is designed to transition in and out of securities affected by pending updates to the consumer discretionary sector, as classified under GICS, until those updates take effect.

MSCI is expected to implement the new GICS structure in the latter half of 2018. At that time, the MSCI US Investable Market Consumer Discretionary 25/50 Index—the Fund's original target index—will reflect the updated definition of the GICS consumer discretionary sector. Under the new GICS structure, the consumer discretionary sector will include companies that provide online marketplaces for consumer products and services.

Vanguard Information Technology Index Fund

Effective immediately, the Fund has temporarily adopted the MSCI US Investable Market Information Technology 25/50 Transition Index as its target index. This Index is designed to transition in and out of securities affected by pending updates to the information technology sector, as classified under GICS, until those updates take effect.

MSCI is expected to implement the new GICS structure in the latter half of 2018. At that time, the MSCI US Investable Market Information Technology 25/50 Index—the Fund's original target index—will reflect the updated definition of the GICS information technology sector. Under the new GICS structure, the information technology sector will no longer include (1) companies that engage in content and information creation or in distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements or (2) companies that provide online marketplaces for consumer products and services.

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PS 5483B 052018